Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized cost (in Dollars)	$ 133,549	$ 32,349
Convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		10,000,000	121,348,911
Convertible preferred stock, shares outstanding			117,886,982
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	320,000,000
Common stock, shares outstanding	186,121,281	183,367,037	8,160,828
Common stock, shares issued	186,121,281	183,367,037	8,160,828
Accumulated depreciation (in Dollars)	$ 1,055	$ 707
Accumulated amortization (in Dollars)	$ 37	$ 27
Restricted Stock
Unvested equity instrument outstanding	399,513	481,301